S000000585 [Member] Investment Objectives and Goals - BARON OPPORTUNITY FUND	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Baron Opportunity Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The investment goal of Baron Opportunity Fund® (the “Fund”) is capital appreciation through investments primarily in growth companies that benefit from technology advances.